CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Product sales	$ 6,187,368	$ 7,197,163	$ 18,949,833	$ 17,116,750	$ 25,191,017	$ 22,452,724	$ 26,144,084
Services	1,944,074	2,387,885	5,809,887	7,166,263	9,610,518	10,235,360	8,626,208
Total revenues	8,131,442	9,585,048	24,759,720	24,283,013	34,801,535	32,688,084	34,770,292
Cost of revenues:
Product cost of revenues	2,743,243	4,207,639	8,842,103	9,034,874	13,024,156	11,675,233	11,968,222
Services cost of revenues	1,308,178	1,422,766	3,904,025	4,275,137	5,695,746	5,750,733	5,027,095
Total cost of revenues	4,051,421	5,630,405	12,746,128	13,310,011	18,719,902	17,425,966	16,995,317
Gross profit	4,080,021	3,954,643	12,013,592	10,973,002	16,081,633	15,262,118	17,774,975
Operating expenses:
Selling, general and administrative					19,995,463	23,083,278	26,797,107
Selling and marketing	2,944,342	2,981,405	9,410,819	9,001,702
General and administrative	2,913,967	1,637,773	7,447,120	5,456,161
Engineering and product development	410,676	272,013	1,310,329	891,102	1,343,356	1,137,725	1,073,215
Total operating expenses	6,268,985	4,891,191	18,168,268	15,348,965	21,338,819	24,221,003	27,870,322
Operating loss from continuing operations	(2,188,964)	(936,548)	(6,154,676)	(4,375,963)	(5,257,186)	(8,958,885)	(10,095,347)
Other income (loss):
Interest expense, net	960,960	863,713	2,739,116	2,402,557	(3,268,905)	(2,370,676)	(1,032,597)
Change in fair value of warrants (see Note 1)	131,262	34,839	1,441,672	132,795	(197,098)	808,786	0
Loss from continuing operations					(8,723,189)	(10,520,775)	(11,127,944)
Discontinued operations:
Income from discontinued operations, net of tax					0	0	285,712
Loss on sale of discontinued operations					0	0	(448,675)
Net loss	$ (3,281,186)	$ (1,835,100)	$ (10,335,464)	$ (6,911,315)	$ (8,723,189)	$ (10,520,775)	$ (11,290,907)
Basic and diluted net loss per share (Note 1):
Continuing operations					$ (3.37)	$ (6.42)	$ (7.41)
Discontinued operations					$ 0.00	$ 0.00	$ (0.11)
Basic and diluted net loss per share	$ (1.09)	$ (0.66)	$ (3.60)	$ (2.74)	$ (3.37)	$ (6.42)	$ (7.52)
Shares used in computing basic and diluted net loss per share (Note 1)	3,015,248	2,772,637	2,868,619	2,523,838	2,589,519	1,640,006	1,500,767